                             SEI DAILY INCOME TRUST

                                 Treasury Fund

                       Supplement Dated January 24, 2003
              to the Class A Shares Prospectus Dated May 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE TIME THE TREASURY FUND CALCULATES ITS NET ASSET VALUE ("NAV")
--------------------------------------------------------------------------------

The Prospectus is hereby amended and supplemented to reflect a change in the time that the Treasury Fund calculates its NAV. The Fund has changed the time it calculates its NAV from 4:30 p.m. Eastern Time to 5:00 p.m. Eastern Time. Accordingly, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following paragraph:

     Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV at 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV at 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV at 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV at 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SEI DAILY INCOME TRUST

                                 Treasury Fund

                       Supplement Dated January 24, 2003
              to the Class B Shares Prospectus Dated May 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS B SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE TIME THE TREASURY FUND CALCULATES ITS NET ASSET VALUE ("NAV")
--------------------------------------------------------------------------------

The Prospectus is hereby amended and supplemented to reflect a change in the time that the Treasury Fund calculates its NAV. The Fund has changed the time it calculates its NAV from 4:30 p.m. Eastern Time to 5:00 p.m. Eastern Time. Accordingly, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following paragraph:

     Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV at 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV at 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV at 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV at 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SEI DAILY INCOME TRUST

                                 Treasury Fund

                       Supplement Dated January 24, 2003
              to the Class C Shares Prospectus Dated May 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS C SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE TIME THE TREASURY FUND CALCULATES ITS NET ASSET VALUE ("NAV")

The Prospectus is hereby amended and supplemented to reflect a change in the time that the Treasury Fund calculates its NAV. The Fund has changed the time it calculates its NAV from 4:30 p.m. Eastern Time to 5:00 p.m. Eastern Time. Accordingly, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following paragraph:

     Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV at 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV at 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV at 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV at 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SEI DAILY INCOME TRUST

                                 Treasury Fund

                       Supplement Dated January 24, 2003
            to the Sweep Class Shares Prospectus Dated May 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SWEEP CLASS SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE TIME THE TREASURY FUND CALCULATES ITS NET ASSET VALUE ("NAV")
--------------------------------------------------------------------------------

The Prospectus is hereby amended and supplemented to reflect a change in the time that the Treasury Fund calculates its NAV. The Fund has changed the time it calculates its NAV from 4:30 p.m. Eastern Time to 5:00 p.m. Eastern Time. Accordingly, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following paragraph:

     Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV at 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV at 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV at 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV at 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SEI DAILY INCOME TRUST

                                 Treasury Fund

                       Supplement Dated January 24, 2003
            to the Sweep Class Shares Prospectus Dated May 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SWEEP CLASS SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE TO THE TIME THE TREASURY FUND CALCULATES ITS NET ASSET VALUE ("NAV")

The Prospectus is hereby amended and supplemented to reflect a change in the time that the Treasury Fund calculates its NAV. The Fund has changed the time it calculates its NAV from 4:30 p.m. Eastern Time to 5:00 p.m. Eastern Time. Accordingly, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following paragraph:

     Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV at 4:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV at 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE